Leases - Schedule of Other Supplemental Information Under Operating Lease (Details) (10-K)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average discount rate	8.00%	8.00%
Weighted average remaining lease term (years)	3 years 3 months 15 days	4 years 6 months